Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2019
Commitments and Contingencies
Schedule of future minimum payments agreements

Total
RMB
2020	16,557
2021	3,545
2022	1,744
2023 and thereafter	110
Total	21,956